Loans - Age Analysis of Past Due Loans (Including Non-Accrual Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Past Due [Line Items]
Total amortized cost	$ 5,121,391	$ 5,268,743
Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	108,651	84,978
30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	31,887	13,249
60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	4,333	2,231
More than 90 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	72,431	69,498
Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	5,012,740	5,183,765
Commercial loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	723,463	737,944
Commercial loans | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	18,511	18,603
Commercial loans | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	5	53
Commercial loans | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | More than 90 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	18,506	18,550
Commercial loans | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	704,952	719,341
Commercial loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Total amortized cost	124,551	105,407
Commercial loans | Overdrafts | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	45	1
Commercial loans | Overdrafts | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Overdrafts | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Overdrafts | More than 90 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	45	1
Commercial loans | Overdrafts | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	124,506	105,406
Commercial loans | Government
Financing Receivable, Past Due [Line Items]
Total amortized cost	281,518	259,572
Commercial loans | Government | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Government | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Government | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Government | More than 90 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Government | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	281,518	259,572
Commercial loans | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Total amortized cost	317,394	372,965
Commercial loans | Commercial and industrial | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	18,466	18,602
Commercial loans | Commercial and industrial | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	5	53
Commercial loans | Commercial and industrial | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Commercial and industrial | More than 90 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	18,461	18,549
Commercial loans | Commercial and industrial | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	298,928	354,363
Commercial real estate loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	627,331	693,164
Commercial real estate loans | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	3,544	4,739
Commercial real estate loans | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	363	0
Commercial real estate loans | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial real estate loans | More than 90 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	3,181	4,739
Commercial real estate loans | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	623,787	688,425
Commercial real estate loans | Commercial mortgage
Financing Receivable, Past Due [Line Items]
Total amortized cost	619,857	683,519
Commercial real estate loans | Commercial mortgage | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	3,544	4,739
Commercial real estate loans | Commercial mortgage | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	363	0
Commercial real estate loans | Commercial mortgage | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial real estate loans | Commercial mortgage | More than 90 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	3,181	4,739
Commercial real estate loans | Commercial mortgage | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	616,313	678,780
Commercial real estate loans | Construction
Financing Receivable, Past Due [Line Items]
Total amortized cost	7,474	9,645
Commercial real estate loans | Construction | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial real estate loans | Construction | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial real estate loans | Construction | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial real estate loans | Construction | More than 90 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial real estate loans | Construction | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	7,474	9,645
Consumer loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	200,468	214,752
Consumer loans | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	2,216	2,770
Consumer loans | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	706	594
Consumer loans | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	252	730
Consumer loans | More than 90 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	1,258	1,446
Consumer loans | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	198,252	211,982
Consumer loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Total amortized cost	44,420	42,297
Consumer loans | Overdrafts | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	6	5
Consumer loans | Overdrafts | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Consumer loans | Overdrafts | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Consumer loans | Overdrafts | More than 90 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	6	5
Consumer loans | Overdrafts | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	44,414	42,292
Consumer loans | Automobile financing
Financing Receivable, Past Due [Line Items]
Total amortized cost	20,834	21,529
Consumer loans | Automobile financing | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	269	208
Consumer loans | Automobile financing | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	104	56
Consumer loans | Automobile financing | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	5	34
Consumer loans | Automobile financing | More than 90 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	160	118
Consumer loans | Automobile financing | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	20,565	21,321
Consumer loans | Credit card
Financing Receivable, Past Due [Line Items]
Total amortized cost	77,714	72,853
Consumer loans | Credit card | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	949	1,437
Consumer loans | Credit card | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	423	471
Consumer loans | Credit card | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	231	681
Consumer loans | Credit card | More than 90 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	295	285
Consumer loans | Credit card | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	76,765	71,416
Consumer loans | Other consumer
Financing Receivable, Past Due [Line Items]
Total amortized cost	57,500	78,073
Consumer loans | Other consumer | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	992	1,120
Consumer loans | Other consumer | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	179	67
Consumer loans | Other consumer | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	16	15
Consumer loans | Other consumer | More than 90 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	797	1,038
Consumer loans | Other consumer | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	56,508	76,953
Residential mortgage loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	3,570,129	3,622,883
Residential mortgage loans | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	84,380	58,866
Residential mortgage loans | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	30,813	12,602
Residential mortgage loans | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	4,081	1,501
Residential mortgage loans | More than 90 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	49,486	44,763
Residential mortgage loans | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	$ 3,485,749	$ 3,564,017